DEFERRED VOYAGE REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Feb. 14, 2009	Jan. 10, 2009
DEFERRED VOYAGE REVENUE [Abstract]
Lump sum amount related to the Navios Hope				$ 30,443
Lump sum amount related to the Navios Hope, net of expenses			29,589
Recognized deferred revenue for the Navios Hope as of August 2013				30,443
Deferred voyage revenue	2,724	9,112
Unamortized amount of the lump sum amount related to the Navios Hope	896	4,230
Current portion of lump sum amounts	896
Long-term portion of lump sum amounts	$ 0